Davis New York Venture Fund
October 31, 2023
The Equity Specialists

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.39%)
COMMUNICATION SERVICES – (13.27%)
Media & Entertainment – (13.27%)
Alphabet Inc., Class A *	1,146,650	$142,276,332
ASAC II L.P. *(a)(b)(c)	4,156,451	4,374,665
IAC Inc. *	1,157,750	49,262,263
Liberty TripAdvisor Holdings, Inc., Series A *	146,416	26,501
Meta Platforms, Inc., Class A *	1,817,007	547,409,699
Total Communication Services		743,349,460
CONSUMER DISCRETIONARY – (11.82%)
Consumer Discretionary Distribution & Retail – (9.54%)
Amazon.com, Inc. *	2,761,750	367,561,308
Coupang, Inc., Class A (South Korea) *	2,892,447	49,171,599
JD.com, Inc., Class A, ADR (China)	1,121,179	28,500,370
Naspers Ltd. - N (South Africa)	65,739	10,261,915
Prosus N.V., Class N (Netherlands)	2,824,256	78,981,987
		534,477,179
Consumer Services – (2.28%)
MGM Resorts International *	3,662,960	127,910,563
Total Consumer Discretionary		662,387,742
CONSUMER STAPLES – (0.87%)
Food, Beverage & Tobacco – (0.87%)
Darling Ingredients Inc. *	1,103,909	48,892,130
Total Consumer Staples		48,892,130
FINANCIALS – (47.08%)
Banks – (19.76%)
Danske Bank A/S (Denmark)	7,800,187	182,736,970
DBS Group Holdings Ltd. (Singapore)	6,844,695	164,224,687
JPMorgan Chase & Co.	1,266,774	176,157,592
U.S. Bancorp	5,548,460	176,884,905
Wells Fargo & Co.	10,240,992	407,284,252
		1,107,288,406
Financial Services – (20.46%)
Capital Markets – (4.80%)
Bank of New York Mellon Corp.	4,025,217	171,071,723
Julius Baer Group Ltd. (Switzerland)	1,665,330	98,127,508
		269,199,231
Consumer Finance – (6.67%)
American Express Co.	228,991	33,439,556
Capital One Financial Corp.	3,357,833	340,114,904
		373,554,460
Financial Services – (8.99%)
Berkshire Hathaway Inc., Class A *	973	503,843,725
		1,146,597,416
Insurance – (6.86%)
Life & Health Insurance – (3.69%)
AIA Group Ltd. (Hong Kong)	9,772,990	84,738,171
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	121,691,541
		206,429,712
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.17%)
Chubb Ltd.	524,460	$112,559,605
Loews Corp.	461,879	29,564,875
Markel Group Inc. *	24,106	35,448,355
		177,572,835
		384,002,547
Total Financials		2,637,888,369
HEALTH CARE – (7.27%)
Health Care Equipment & Services – (4.15%)
Cigna Group	472,079	145,966,827
Quest Diagnostics Inc.	662,930	86,247,193
		232,214,020
Pharmaceuticals, Biotechnology & Life Sciences – (3.12%)
Viatris Inc.	19,664,700	175,015,830
Total Health Care		407,229,850
INDUSTRIALS – (3.82%)
Capital Goods – (2.37%)
AGCO Corp.	199,190	22,839,125
Orascom Construction PLC (United Arab Emirates)	1,446,001	5,306,824
Owens Corning	922,461	104,579,404
		132,725,353
Transportation – (1.45%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	81,553,189
Total Industrials		214,278,542
INFORMATION TECHNOLOGY – (11.92%)
Semiconductors & Semiconductor Equipment – (10.88%)
Applied Materials, Inc.	2,382,490	315,322,552
Intel Corp.	3,624,940	132,310,310
Texas Instruments Inc.	1,141,800	162,147,018
		609,779,880
Technology Hardware & Equipment – (1.04%)
Samsung Electronics Co., Ltd. (South Korea)	1,176,840	58,295,210
Total Information Technology		668,075,090
MATERIALS – (3.34%)
OCI N.V. (Netherlands)	2,037,894	47,460,080
Teck Resources Ltd., Class B (Canada)	3,947,622	139,508,961
Total Materials		186,969,041
TOTAL COMMON STOCK – (Identified cost $3,648,569,756)		5,569,070,224

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
October 31, 2023 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.54%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (d)	$17,933,000	$17,933,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (e)	12,564,000	12,564,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $30,497,000)		30,497,000
Total Investments – (99.93%) – (Identified cost $3,679,066,756)		5,599,567,224
Other Assets Less Liabilities – (0.07%)		3,952,124
Net Assets – (100.00%)		$5,603,519,348

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,374,665 or 0.08% of the Fund's net assets as of October 31, 2023.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 10/31/23, repurchase value of $17,935,640 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 4.665%, 08/01/29-05/01/52, total market value $18,291,660).
(e)
Dated 10/31/23, repurchase value of $12,565,850 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value
$12,815,280).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments
October 31, 2023 (Unaudited)
Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
October 31, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$738,974,795	$–	$4,374,665	$743,349,460
Consumer Discretionary	662,387,742	–	–	662,387,742
Consumer Staples	48,892,130	–	–	48,892,130
Financials	2,637,888,369	–	–	2,637,888,369
Health Care	407,229,850	–	–	407,229,850
Industrials	214,278,542	–	–	214,278,542
Information Technology	668,075,090	–	–	668,075,090
Materials	186,969,041	–	–	186,969,041
Short-Term Investments	–	30,497,000	–	30,497,000
Total Investments	$5,564,695,559	$30,497,000	$4,374,665	$5,599,567,224
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2023 was $167,089. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at October 31, 2023
Investments in Securities:
Common Stock	$4,207,576	$–	$–	$167,089	$–	$–	$–	$4,374,665
Total Level 3	$4,207,576	$–	$–	$167,089	$–	$–	$–	$4,374,665

DAVIS NEW YORK VENTURE FUND
Notes to Schedule of Investments - (Continued)
October 31, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at October 31, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,374,665	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$4,374,665
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions.The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At October 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$3,704,907,848

Unrealized appreciation	2,496,696,070
Unrealized depreciation	(602,036,694)
Net unrealized appreciation	$1,894,659,376